Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Investments in Unconsolidated Entities

Note 8 Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest.  These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2015	2014
(Dollars in thousands)
Equity method investments:
Capital contributions, loans, advances and adjustments	$123,250	$127,939
Cumulative share of income	1,468,312	1,323,898
Cumulative share of distributions	(1,205,497)	(1,145,438)
	386,065	306,399
Cost method investments	15,655	15,330
Total investments in unconsolidated entities	$401,720	$321,729

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of TDS’ equity method investments:

December 31,	2015	2014
(Dollars in thousands)
Assets
Current	$670,723	$733,133
Due from affiliates	88,685	303,322
Property and other	4,604,312	2,345,562
	$5,363,720	$3,382,017
Liabilities and Equity
Current liabilities	$810,121	$407,073
Deferred credits	242,301	175,516
Long-term liabilities	157,785	29,342
Long-term capital lease obligations	1,539	1,722
Partners’ capital and shareholders’ equity	4,151,974	2,768,364
	$5,363,720	$3,382,017

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Results of Operations
Revenues	$6,979,184	$6,700,266	$6,239,200
Operating expenses	5,245,216	5,063,925	4,492,372
Operating income	1,733,968	1,636,341	1,746,828
Other income (expense), net	(9,049)	6,741	4,019
Net income	$1,724,919	$1,643,082	$1,750,847

NY1 & NY2 Deconsolidation

U.S. Cellular holds a 60.00% interest in St. Lawrence Seaway RSA Cellular Partnership (“NY1”) and a 57.14% interest in New York RSA 2 Cellular Partnership (“NY2”) (together with NY1, the “Partnerships”). The remaining interests in the Partnerships are held by Cellco Partnership d/b/a Verizon Wireless (“Verizon Wireless”).  Prior to April 3, 2013, because U.S. Cellular owned a greater than 50% interest in each of these Partnerships and based on U.S. Cellular’s rights under the Partnership Agreements, U.S. Cellular consolidated the financial results of these Partnerships in accordance with GAAP.

On April 3, 2013, U.S. Cellular entered into an agreement with Verizon Wireless relating to the Partnerships. The agreement amends the Partnership Agreements in several ways which provide Verizon Wireless with substantive participating rights that allow Verizon Wireless to make decisions that are in the ordinary course of business of the Partnerships and which are significant to directing and executing the activities of the business.  Accordingly, as required by GAAP, TDS deconsolidated the Partnerships effective as of April 3, 2013 and thereafter reported them as equity method investments in its consolidated financial statements (“NY1 & NY2 Deconsolidation”).  After the NY1 & NY2 Deconsolidation, U.S. Cellular retained the same ownership percentages in the Partnerships and continues to report the same percentages of income from the Partnerships. Effective April 3, 2013, TDS’ income from the Partnerships is reported in Equity in earnings of unconsolidated entities in the Consolidated Statement of Operations.

In accordance with GAAP, as a result of the NY1 & NY2 Deconsolidation, U.S. Cellular’s interest in the Partnerships was reflected in Investments in unconsolidated entities at a fair value of $114.8 million as of April 3, 2013. Recording U.S. Cellular’s interest in the Partnerships required allocation of the excess of fair value over book value to customer lists, licenses, a favorable contract and goodwill of the Partnerships. Amortization expense related to customer lists and the favorable contract will be recognized over their respective useful lives and is included in Equity in earnings of unconsolidated entities in the Consolidated Statement of Operations.  In addition, TDS recognized a non-cash pre-tax gain of $14.5 million in the second quarter of 2013.  The gain was recorded in Gain (loss) on investments in the Consolidated Statement of Operations.